Expenses by Nature - Summary of Operating Expenses Distributed by Nature (Details) - CAD ($) $ in Thousands		12 Months Ended
	Feb. 07, 2018	Mar. 31, 2018	Mar. 31, 2017
Expense By Nature [Abstract]
Employee compensation and benefits		$ 49,971	$ 21,726
Raw materials used and consumables		13,286	8,105
Other costs of sales		12,340	5,603
Net valuation gains related to inventory and biological assets		(53,652)	(25,555)
Share-based compensation		51,177	10,043
Acquisition-related costs	$ 43	3,406	7,369
Depreciation and amortization		20,486	6,064
Legal and professional fees		10,370	2,947
Royalties		3,110	1,416
Consultants		12,385	3,391
Facility expenses		12,669	3,087
Patient assistance		7,365	2,913
Marketing and promotion		3,835	2,314
Office expenses		6,454	1,986
Travel and other employee expenses		5,141	1,672
Bank and payment processor fees		1,886	897
Total		$ 160,229	$ 53,978